Dividend Payable	12 Months Ended
Sep. 30, 2016
Dividend Payable [Abstract]
DIVIDEND PAYABLE

NOTE 15. DIVIDEND PAYABLE

	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Dividend due to shareholders	$775	$812
	$775	$812

In fiscal year 2009 the shareholders of Kingtone information made a resolution to appropriate US$4,096,000 to all shareholders in proportion to their shareholding percentage. In fiscal year 2010, two shareholders received their dividend payment. The balance represents outstanding unpaid dividends to the remaining shareholders.